REVENUES	12 Months Ended
Dec. 31, 2022
REVENUES

NOTE 22 – REVENUES:

Revenue streams:

	Year Ended December 31
	2022	2021	2020

Revenues from services:
Revenues from services	$1,364	$1,548	$801
Revenues from leasing	341	387	267
Precision metal parts:
Revenues from sales of precision metal parts	3,958	-	-
Smart Carts:
Revenues from smart carts project	3,688	750	-
	$9,351	$2,685	$1,068

A2Z SMART TECHNOLOGIES CORP.

NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS

(Expressed in Thousands of US Dollars, except per share data)